ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
ASSET RETIREMENT OBLIGATIONS
Schedule of movement in asset retirement obligations

December 31,	2015	2014

(millions of Canadian dollars)
Obligations at beginning of year	185	24
Liabilities incurred	2	177
Liabilities settled	(45)	(24)
Change in estimate	30	-
Foreign currency translation adjustment	21	5
Accretion expense	5	3
Obligations at end of year	198	185
Presented as follows:
Accounts payable and other (Note 16)	9	53
Other long-term liabilities (Note 18)	189	132
	198	185